Mortgages Payable - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2014
Comerica Bank
Mortgages Payable				$ 1.8
Outstanding balance	$ 1.4	$ 1.4	$ 1.5
Mortgage maturity year	2024	2024
Comerica Bank | London Interbank Offered Rate (LIBOR)
Interest rate	2.94%	2.94%
American Bank of Commerce
Outstanding balance	$ 1.8	$ 1.9	$ 2.1
Mortgage maturity year	2029	2029
Interest rate	3.25%	4.25%